Financial liabilities due to related parties - Additional Information (Detail) - Share Subscription Facility [member] - GEM Global Yield LLC [member] - CHF (SFr) SFr in Thousands	1 Months Ended
	Jan. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Financial Liabilities Due to Related Parties [Line Items]
Credit facility maximum borrowing capacity	SFr 50,000
Borrowings, maturity	January 20, 2024
Borrowings		SFr 0
Commitment fee payable			SFr 1,250
Borrowings, adjustment to interest rate basis			1.00%
Commitment period	3 years